CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Current liabilities	¥ 784,054	¥ 630,206
Non-current liabilities	¥ 196,762	146,222
Ordinary shares authorized (in shares)	850,000,000
VIEs and VIEs Subsidiaries
Current liabilities | ¥	¥ 1,425,250	938,906
Non-current liabilities | ¥	23,511	98,584
VIEs and VIEs Subsidiaries | Without recourse
Current liabilities | ¥	480,948	415,503
Non-current liabilities | ¥	¥ 23,511	¥ 98,584
Class A Ordinary Shares
Ordinary shares authorized (in shares)	750,000,000
Ordinary shares issued (in shares)	79,016,808
Ordinary shares outstanding (in shares)	65,089,482
Class A Ordinary Shares | Ordinary shares
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares issued (in shares)	79,016,808	77,897,969
Ordinary shares outstanding (in shares)	65,089,482	65,659,510
Class B Ordinary shares
Ordinary shares authorized (in shares)	20,000,000
Ordinary shares issued (in shares)	12,000,000
Ordinary shares outstanding (in shares)	12,000,000
Class B Ordinary shares | Ordinary shares
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares issued (in shares)	12,000,000	12,000,000
Ordinary shares outstanding (in shares)	12,000,000	12,000,000